REVENUE AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE AND SEGMENT INFORMATION

	For the period ended June 30, 2026
	Direct Purchase and ODM	Unallocated	Total reportable segment
	USD	USD	USD
Logs	2,254,727	-	2,254,727
Flooring	404,717	-	404,717
Decking	213,999	-	213,999
Sawn timber	88,913	-	88,913
Revenue from external customers and segment revenue	2,962,356	-	2,962,356

Interest income	123	-	123
Interest expenses	146,693	2,121	148,814
Depreciation/amortization	91,353	-	91,353
Reportable segment results	(1,548,675)	(189,496)	(1,738,171)

	For the period ended June 30, 2025
	Direct Purchase and ODM	Unallocated	Total reportable segment
	USD	USD	USD
Logs	4,330,490	-	4,330,490
Flooring	3,153,667	-	3,153,667
Decking	663,971	-	663,971
Revenue from external customers and segment revenue	8,148,128	-	8,148,128

Interest income	2,817	5	2,822
Interest expenses	275,375	1,018	276,393
Depreciation/amortization	43,886	-	43,886
Reportable segment results	(454,821)	(45,425)	(500,246)

(b)	Reconciliation of the reportable segment assets and liabilities

	As at June 30, 2026
	Direct Purchase and ODM	Unallocated	Total reportable segment
	USD	USD	USD
Reportable segment assets	8,352,774	158,274	8,511,048

Reportable segment liabilities	(5,184,995)	(1,494,458)	(6,679,453)

	As at December 31, 2025
	Direct Purchase and ODM	Unallocated	Total reportable segment
	USD	USD	USD
Reportable segment assets	14,035,272	343,100	14,378,372

Reportable segment liabilities	(9,290,872)	(1,316,649)	(10,607,521)

SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the period ended June 30
	2026	2025
	USD	USD

Geographical locations:
China	2,179,496	3,470,774
Europe	298,117	1,170,780
North America	85,489	23,539
Asia	371,780	3,483,035
Africa	27,474	-
Total	2,962,356	8,148,128

Timing of revenue recognition:
At a point in time	2,962,356	8,148,128